Leases (Tables)	12 Months Ended
Jun. 30, 2023
Leases [Abstract]
Schedule of Supplemental Balance Sheet Information	Supplemental balance sheet information related to leases was as follows:
	As of June 30,
	2023	2022
	$	$
Operating lease:
Operating lease right-of-use assets	3,076,855	4,076,816

Current operating lease obligation	157,489	772,534
Non-current operating lease obligation	37,992	146,927
Total operating lease obligation	195,481	919,461

Schedule of Contractual Maturities of the Group’s Operating Lease Liabilities	The following table shows the remaining contractual maturities of the Group’s operating lease liabilities as of June 30, 2023:
As of June 30, 2023
$
Year ending June 30, 2024	160,979
Year ending June 30, 2025	26,038
Year ending June 30, 2026	13,397
Total undiscounted lease obligations	200,414
Less: imputed interest	(4,933)
Lease liabilities recognized in the consolidated balance sheet	195,481